SHARE-BASED AWARDS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Sep. 13, 2017 shares	Aug. 08, 2017 shares	Aug. 07, 2017 shares	Aug. 01, 2014 shares	Jul. 01, 2014 shares	Feb. 18, 2014 $ / shares shares	Dec. 31, 2017 CNY (¥) $ / shares shares	Dec. 31, 2017 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued							13,218,000	13,218,000
Options granted						3,479,604
Options granted, exercise price | $ / shares						$ 2.04	$ 0
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost							$ 444	$ 68
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost							$ 39,624	$ 6,090
Shares granted	45,000	3,319,200	1,453,950	69,564	21,132	1,370,250	4,818,150
Shares vesting period							4 years
Shares vesting description							The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four year period ending the fourth anniversary of the grant date.